Schedule of Income Tax Rates to Profit or Loss Before Income Tax Expense (Details) (Paranthetical)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Tax rate	17.00%	17.00%